Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Accounts receivable
- Third parties	23,658,209	29,853,899	3,835,635
- Related parties	570,149	—	—
Total	24,228,358	29,853,899	3,835,635
Allowance for expected credit losses	(491,148)	(597,128)	(76,719)
Accounts receivable, net	23,737,210	29,256,771	3,758,916

Allowance for expected credit losses, net consists of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	7,698,280	491,148	63,103
Addition	491,301	597,128	76,719
Reversal	(813,277)	(491,294)	(63,121)
Written-off	(6,874,065)	—	—
Exchange alignment	(11,091)	146	18
Ending balance	491,148	597,128	76,719